Loans Receivable Franchisees (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables - Loan Receivables [Member] - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	$ 16,202,599	$ 15,921,457
Group I [Member]
Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	43,962	283,519
Group II [Member]
Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	300,119	3,192,491
Group III [Member]
Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	3,248,880	6,347,667
Group IV [Member]
Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	$ 12,609,638	$ 6,097,780